Share-based compensation expense	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangements [Abstract]
Share-based compensation expense	Share-based compensation expense
Share data have been revised to give effect to the share split and share consolidation explained in note 2 (iv) “Share split” and in note 2 (v) “Share consolidation”.
Share Purchase Plan 2013 and Share Purchase Plan 2016

Under the terms of the 2013 and 2016 promissory notes issued in connection with the Share Purchase Plan 2013 and Share Purchase Plan 2016, in the case of an IPO the relevant plan participants were required to repay the outstanding amounts under the promissory notes prior to the IPO by delivering a number of shares of equivalent value to cover the amount to be repaid. In anticipation of the IPO, each of the plan participants holding promissory notes entered into loan settlement agreements with the Company dated as of April 15, 2020 pursuant to which they repaid all amounts outstanding under the promissory notes, including accrued interest, by delivering a number of shares of equivalent value to cover the amounts outstanding under the promissory notes.

After consideration of all relevant factors, the Board of Directors determined the value of such shares delivered pursuant to the loan settlement agreements as of the settlement date to be USD 18.75 per share, resulting in the delivery of an aggregate of 597,774 common shares by all plan participants for the settlement of the promissory notes. These shares were held by the Company as treasury shares.

These transactions resulted in the termination of both plans on May 15, 2020. All compensation expense relating to the ADC Therapeutics SA 2013 Share Purchase Plan (the “Share Purchase Plan 2013”) was recognized in prior periods. During the year ended December 31, 2020, unrecognized expense relating to the Share Purchase Plan 2016 amounting to KUSD 6,425 was charged to the Consolidated Statement of Operation with a corresponding increase to Other reserves within equity on the Consolidated Balance Sheet on completion of these transactions. The amounts of expense for all awards recognized for services received during the year ended December 31, 2020 was KUSD 7,417 (including the KUSD 6,425 discussed above). The amount of expense recognized for the years ended December 31, 2019 and December 2018 was KUSD 332 and KUSD 361, respectively. There was no expense recognized for the Share Purchase Plan 2013 for the years ended December 31, 2020, 2019 and 2018.
Incentive Plan 2014
All existing awards under the Incentive Plan 2014 vested and were settled in shares upon the completion of the IPO. The Company calculated for each participant the gain arising from the difference between the exercise price and the USD 19.00 IPO price, undertook to settle in cash on behalf of the participant any associated tax and social charges liability, and transferred to the participant the remaining balance from treasury shares, valued at USD 19.00 per share. A total of 356,144 common shares were transferred to participants and an amount of KUSD 5,343 was withheld for tax and social charges during fiscal year 2020.

For participants whose awards had an exercise price greater than USD 19.00 — i.e., were “out-of-the-money” — the Company made an equal number of new awards under the Equity Incentive Plan 2019 (see below) with an exercise price of USD 19.00 and with a vesting period of only three years instead of the usual four years. These new awards have been accounted for as a modification of the previous awards under the Incentive Plan 2014. Accordingly, the original compensation expense calculated for the old awards that were “out-of-the-money” will continue to be recognized over their remaining vesting period while the expense to be recognized for the new awards under the 2019 Equity Incentive Plan will be limited to the incremental fair value of the new awards over the fair value, as of May 15, 2020, of the old awards.
The amounts of expense for all awards recognized for services received during the periods ended December 31, 2020, 2019 and 2018 were KUSD 361, KUSD 437 and KUSD 108, respectively.
2019 Equity Incentive Plan
In November 2019, the Company adopted the 2019 Equity Incentive Plan. Under the 2019 Equity Incentive Plan, the Company may at its discretion grant to plan participants, such as directors, certain employees and service providers, awards in the form of restricted shares and restricted share units (“RSUs”), share options, share appreciation rights, performance awards and other share-based awards. The Company has reserved 7,820,000 common shares for future issuance under the 2019 Equity Incentive Plan, which include common shares pursuant to share-based equity awards issued to date. As of December 31, 2020, the Company has 3,390,148 common shares available for the future issuance of share-based equity awards.
As of December 31, 2020, the cumulative amount recorded as an increase to Other Reserves within equity on the Consolidated Balance Sheet in respect of the 2019 Equity Incentive Plan was KUSD 35,498. The amounts of expense for all awards recognized for services received during the years ended December 31, 2020 and 2019 were KUSD 35,150 and KUSD 348, respectively.

Share Options
Pursuant to the 2019 Equity Incentive Plan, the Company may grant share options to its directors, certain employees and service providers working for the benefit of the Company at the time. The exercise price per share option is set by the Company at the fair market value of the underlying common shares on the date of grant, as determined by the Company, which is generally the closing share price of the Company’s common shares traded on the NYSE. The awards generally vest 25% on the first anniversary of the date of grant, and thereafter evenly on a monthly basis over the subsequent three years. The contractual term of each share option award granted is ten years. Under the grant, the options may be settled only in common shares of the Company. Therefore, the grants of share options under the 2019 Equity Incentive Plan have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portions of award grants. This results in a front-loaded charge to the Company’s Consolidated Statement of Operation and a corresponding increase to Other Reserves within equity on the Consolidated Balance Sheet.
The expense recognized for services received during the years ended December 31, 2020, and 2019 is KUSD 33,355 and KUSD 348, respectively. There was no expense recognized under the 2019 Equity Incentive Plan for the year ended December 31, 2018.
Movements in the number of awards outstanding and their related weighted average strike prices are as follows:

	2020		2019
	Average strike price in USD per share	Number of awards	Average strike price in USD per share	Number of awards
At the beginning of the year	18.75	1,020,434	—	—
Granted	28.62	3,347,766	18.75	1,020,434
Forfeited	19.83	(88,332)	—	—
Exercised	18.75	(2,895)	—	—
At the end of the year	26.45	4,276,973	18.75	1,020,434
Weighted average remaining contractual life of awards outstanding at end of period		9.29		9.96
The option awards granted during the year ended December 31, 2020 include 388,333 awards that were made to compensate holders of “out-of-the-money” awards under the Incentive Plan 2014 that expired on May 15, 2020. As of December 31, 2020, 244,291 awards are vested and exercisable out of the total outstanding awards of 4,276,973 common shares. No awards have expired. As of December 31, 2020, the weighted average strike price and weighted average remaining life for vested and exercisable awards is USD 18.75 and 8.94 years, respectively.
Awards outstanding at the end of the year have the following expiry date and strike prices:

Grant date	Expiry date	Strike price in USD	Awards December 31, 2020
December 9, 2019	2029	18.75	985,848
April 1, 2020	2030	18.75	213,764
April 29, 2020	2030	18.75	1,272,213
May 15, 2020	2030	19.00	366,257
June 4, 2020	2030	34.99	341,403
July 1, 2020	2030	48.77	84,589
July 20, 2020	2030	48.59	490,883
August 3, 2020	2030	46.83	61,576
August 17, 2020	2030	38.62	135,064
September 1, 2020	2030	41.19	125,850
October 1, 2020	2030	32.15	101,875
November 2, 2020	2030	29.01	40,220
December 1, 2020	2030	38.02	57,431
Total			4,276,973
The average grant date fair value of awards granted during the year ended December 31, 2020 was USD 21.27 per award (2019: USD 15.71).

The fair values of the options granted after the IPO were determined on the date of the grant using the Black-Scholes option-pricing model. Prior to the IPO, the fair value of the options granted were determined using an adjusted form of the Black-Scholes option pricing model. The Company has used an independent valuation firm to assist in calculating the fair value of the award grants per participant. See note 6, “Critical accounting estimates and judgements”.
The fair values of the options granted during the years ended December 31, 2020 and 2019 were determined on the date of grant using the following assumptions:

		Year ended December 31, 2020	Year ended December 31, 2019
a) weighted average share price	in USD	15.95-48.77	16.31
b) strike price	in USD	18.75-48.77	18.75
c) expected volatility	in %	80-206	176.6
d) award life	in # of years	5.02-6.08	5.65
e) expected dividends	in %	0	0
f) risk-free interest rate	in %	0.29-0.70	1.67
The expected volatility for options granted was based on historical volatility and selected volatility determined by median values observed among comparable public companies.
The award life for options granted was based on the time interval between the date of grant and the date during the ten-year life after which, when making the grant, the Company expected on average that participants would exercise their options.
RSUs
Pursuant to the 2019 Equity Incentive Plan, the Company may grant RSUs to its directors, certain employees and service providers working for the benefit of the Company at the time. The awards generally vest annually over a period of three years commencing on the first anniversary of the date of grant. Under the grant, the RSUs may be settled only in common shares of the Company. Therefore, the grant of RSUs under the 2019 Equity Incentive Plan have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portions of award grants. This results in a front-loaded charge to the Company’s Consolidated Statement of Operation and a corresponding increase to Other Reserves within equity on the Consolidated Balance Sheet. The expense recognized for services received during the year ended December 31, 2020 is KUSD 1,795.

	Number of awards	Weighted average grant date fair value
December 31, 2019	—	—
Granted	149,984	46.50
December 31, 2020	149,984	46.50
There were no vested RSUs as of December 31, 2020.
Share-based Compensation Reserves
The movement in the Share-based Compensation Reserves (included in Other reserves within equity) is as follows:

(in KUSD)	2020	2019	2018
January 1	7,862	6,745	6,276
Incentive Plan 2014	361	437	108
Share Purchase Plan 2016	7,417	332	361
2019 Equity Incentive Plan - Options	33,355	348	—
2019 Equity Incentive Plan - RSUs	1,795	—	—
Tax and social charge deductions - Incentive Plan 2014	(5,343)	—	—
December 31	45,447	7,862	6,745